Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related party transactions
Revenues				¥ 44,280,720	$ 6,066,434	¥ 38,418,915	¥ 35,376,996
Cost of revenues				30,563,628	$ 4,187,200	26,756,389	26,337,721
Related Party
Related party transactions
Revenues				314,005		594,859	1,038,004
Cost of revenues				1,315,905		1,351,977	797,256
Other operating income				136,229		129,536	119,668
Other income				31,826		43,428	42,033
Related Party | Others
Related party transactions
Revenues				110,934		66,655	51,662
Cost of revenues				68,662		39,838	44,666
Other operating income				14,456		18,918	20,677
Other income				8,464		10,382	8,071
Related Party | Tonglu Antong Management LLP | Express delivery service revenue
Related party transactions
Revenues						253,948	694,758
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Express delivery service revenue
Related party transactions
Revenues				203,071		274,256	291,584
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries | Property leasing income
Related party transactions
Other operating income				76,481		64,722	53,115
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues				745,162		862,944	459,013
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Property leasing income
Related party transactions
Other operating income				45,292		45,896	45,876
Related Party | Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries | Freight service agency fees
Related party transactions
Cost of revenues				141,815		119,005	56,325
Related Party | Shanghai Mingyu Barcode Technology Ltd | Purchases of supplies
Related party transactions
Cost of revenues				360,266		330,190	237,252
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Interest Income
Related party transactions
Other income				¥ 23,362		¥ 33,046	¥ 33,962
Mr. Du Wang
Related party transactions
Equity interest acquired by subsidiaries			10.00%
Cash consideration			¥ 39,128
Additional paid in capital			¥ 5,060
Jinhua Zhongrui Freight Forwarding Co., Ltd
Related party transactions
Equity interest acquired by subsidiaries		100.00%
Gain on disposal		¥ 60,514
Cash consideration payable		¥ 291,400
Tuxi Technology Co.,Ltd
Related party transactions
Equity interest acquired by subsidiaries	82.00%						82.00%
Cash consideration payable	¥ 98,533